Changes in Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in Other Comprehensive income
Balances as of January 1	$ (876)
Pension and other postretirement benefit losses	(7)	(17)	5
Balances as of December 31	(927)	(876)
Tax impact for the changes in each component of accumulated other comprehensive (loss) income
Investment securities	7	149	(272)
Cash flow hedges	1	3	11
Foreign currency translation adjustments	24	(40)	22
Net investment hedges	(176)	(14)	(396)
Pension and other postretirement benefit losses	0	(7)	18
Total tax impact	(144)	91	(617)
Accumulated Other Comprehensive (Loss) Income [Member]
Changes in Other Comprehensive income
Balances as of January 1	(876)	(917)	(712)
Impact of the adoption of GAAP			(315)
Net unrealized gains (losses)	106	243	(141)
Reclassification for realized (gains) losses into earnings	(77)	(6)	25
Net translation of investments in foreign operations	215	(153)	189
Net gains (losses) related to hedges of investment in foreign operations	(288)	(26)	32
Pension and other postretirement benefit losses	(7)	(17)	5
Net change in accumulated other comprehensive (loss) income	(51)	41	(205)
Balances as of December 31	(927)	(876)	(917)
Net Unrealized Investment Gains (Losses) on Investment Securities [Member]
Changes in Other Comprehensive income
Balances as of January 1	288	57	507
Impact of the adoption of GAAP			(315)
Net unrealized gains (losses)	106	245	(139)
Reclassification for realized (gains) losses into earnings	(79)	(14)	4
Net change in accumulated other comprehensive (loss) income	27	231	(450)
Balances as of December 31	315	288	57
Net Unrealized Gains (Losses) on Cash Flow Hedges [Member]
Changes in Other Comprehensive income
Balances as of January 1	(1)	(7)	(28)
Net unrealized gains (losses)		(2)	(2)
Reclassification for realized (gains) losses into earnings	1	8	23
Net change in accumulated other comprehensive (loss) income	1	6	21
Balances as of December 31	0	(1)	(7)
Foreign Currency Translation Adjustments [Member]
Changes in Other Comprehensive income
Balances as of January 1	(682)	(503)	(722)
Reclassification for realized (gains) losses into earnings	1		(2)
Net translation of investments in foreign operations	215	(153)	189
Net gains (losses) related to hedges of investment in foreign operations	(288)	(26)	32
Net change in accumulated other comprehensive (loss) income	(72)	(179)	219
Balances as of December 31	(754)	(682)	(503)
Net Unrealized Pension and Other Postretirement Benefit Losses [Member]
Changes in Other Comprehensive income
Balances as of January 1	(481)	(464)	(469)
Pension and other postretirement benefit losses	(7)	(17)	5
Net change in accumulated other comprehensive (loss) income	(7)	(17)	5
Balances as of December 31	$ (488)	$ (481)	$ (464)